Interest Rate Swap Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Interest Rate Swap Agreements

11. Interest Rate Swap Agreements

The Company is currently a party to three interest rate swap agreements that qualify for cash flow hedge accounting. The fair values of the interest rate swaps are recorded on the Company’s condensed consolidated balance sheet as an asset or liability with the effective portion of the interest rate swaps’ gains or losses reported as a component of accumulated other comprehensive loss and the ineffective portion reported in earnings. The changes in fair values are reclassified from accumulated other comprehensive loss into earnings in the same period that the hedged items affect earnings. For the three months ended March 31, 2013 and 2012, the Company reclassified approximately $1,412 and $3,107, respectively, from accumulated other comprehensive loss into earnings.

The valuation technique used to determine fair value is the income approach and under this approach, the Company uses projected future interest rates as provided by counterparties to the interest rate swap agreements and the fixed rates that the Company is obligated to pay under these agreements. Therefore, the Company’s measurements use significant unobservable inputs, which fall in Level 3 of the U.S. GAAP hierarchy as defined by FASB ASC Topic 820-10-35. There were no changes in valuation techniques during the period and no transfers in or out of Level 3. See Note 15 for a summary of unrealized gains or losses recorded in accumulated other comprehensive loss and earnings.

Below is a summary of the Company’s current interest rate swap agreements designated as cash flow hedges as of March 31, 2013:

Nominal Amount	Effective Date	Pay Rate	Receive Rate	Expiration Date	Current Liability (1)	Long-Term Liability (2)	Estimated Total Fair Value at March 31, 2013
$175,000	December 2010	1.3975%	1-Month LIBOR	September 2015	1,915	2,575	4,490
$175,000	December 2010	1.4000%	1-Month LIBOR	September 2015	1,950	2,608	4,558
$100,000	November 2011	1.7150%	1-Month LIBOR	April 2016	1,434	2,506	3,940

$450,000					$5,299	$7,689	$12,988

(1)	Included in accounts payable and accrued expenses on the condensed consolidated balance sheet as of March 31, 2013.
(2)	Included in other long-term liabilities on the condensed consolidated balance sheet as of March 31, 2013.

The Company amortized approximately $988 to interest expense during the three months ended March 31, 2012 related to a previously terminated interest rate swap agreement. The accumulated other comprehensive loss related to the terminated interest rate swap agreement became fully amortized in August 2012. See Note 14 for additional information about the Company’s fair value measurements related to its interest rate swap agreements.

12. INTEREST RATE SWAP AGREEMENTS

The Company is currently a party to three interest rate swap agreements that qualify for cash flow hedge accounting. No premium or discount was incurred upon the Company entering into any of its interest rate swap agreements because the pay rates and receive rates on the interest rate swap agreements represented prevailing rates for each counterparty at the time each of the interest rate swap agreements was consummated. The fair values of the interest rate swaps are recorded on the Company’s consolidated balance sheet as an asset or liability with the effective portion of the interest rate swaps’ gains or losses reported as a component of accumulated other comprehensive loss and the ineffective portion reported in earnings. The changes in fair values are reclassified from accumulated other comprehensive loss into earnings in the same period that the hedged items affect earnings. For the years ended December 31, 2010, 2011 and 2012, the Company reclassified $11,771, $15,929 and $12,979, respectively, from accumulated other comprehensive loss into earnings.

The valuation technique used to determine fair value is the income approach and under this approach, the Company uses projected future interest rates as provided by counterparties to the interest rate swap agreements and the fixed rates that the Company is obligated to pay under these agreements. Therefore, the Company’s measurements use significant unobservable inputs, which fall in Level 3 of the U.S. GAAP hierarchy as defined by FASB ASC Topic 820-10-35.

Below is a summary of the Company’s interest rate swap agreements, all of which are designated as cash flow hedges, as of December 31, 2012:

							Estimated
Nominal Amount	Effective Date	Pay Rate	Receive Rate	Expiration Date	Current Liability (1)	Long-Term Liability (2)	Total Fair Value at December 31, 2012
$175,000	December 2010	1.3975%	1-Month LIBOR	September 2015	$1,959	$2,991	$4,950
$175,000	December 2010	1.4000%	1-Month LIBOR	September 2015	1,978	3,004	4,982
$100,000	November 2011	1.7150%	1-Month LIBOR	April 2016	1,566	2,694	4,260

$450,000					$5,503	$8,689	$14,192

(1)	Included in accrued other current liabilities on the consolidated balance sheet as of December 31, 2012.
(2)	Included in other long-term liabilities on the consolidated balance sheet as of December 31, 2012.

The Company was previously a party to an interest rate swap agreement that was effective during 2007 with a counterparty that filed for bankruptcy during September 2008 and whose credit rating was downgraded as a result. Prior to the counterparty’s credit rating downgrade, the change in fair value of the interest rate swap was recorded as a component of accumulated other comprehensive loss. Subsequent to the counterparty’s credit rating downgrade, the change in fair value of the interest rate swap was recorded in earnings as a component of interest expense. The Company terminated the interest rate swap agreement during October 2008. The Company determined that the forecasted transactions hedged by this interest rate swap are still probable to occur, thus the total amount previously reported in accumulated other comprehensive loss related to this interest rate swap agreement of $18,147 was amortized on a straight-line basis to interest expense over the period during which the forecasted transactions were expected to occur, which was September 15, 2008 through August 13, 2012. The Company amortized approximately $4,633, $4,236 and $2,470 to interest expense during the years ended December 31, 2010, 2011 and 2012, respectively.

See Note 13 for additional information about the Company’s fair value measurements related to its interest rate swap agreements.